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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02565

Voya Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Money Market Portfolio

The schedules are not audited.

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 20.1%
8,500,000	#	Barton Capital LLC, 0.181%,due 04/06/15	8,500,000	1.5
8,000,000		Concord Minutemen Capital Co., 0.241%,due 04/07/15	7,999,681	1.4
8,250,000		Concord Minutemen Capital Co., 0.305%,due 04/01/15	8,250,000	1.4
10,450,000		Concord Minutemen Capital Co., 0.325%,due 07/01/15	10,441,547	1.8
1,000,000		Crown Point Capital Co., 0.254%,due 04/07/15	999,958	0.2
8,500,000		Crown Point Capital Co., 0.305%,due 04/01/15	8,500,000	1.5
16,500,000		Crown Point Capital Co., 0.325%,due 07/01/15	16,486,653	2.8
3,200,000		Jupiter Securitization Company LLC, 0.213%,due 05/04/15	3,199,384	0.5
3,100,000		Jupiter Securitization Company LLC, 0.213%,due 06/01/15	3,098,897	0.5
1,750,000		Old Line Funding LLC, 0.183%,due 05/26/15	1,749,519	0.3
7,700,000	#	Old Line Funding LLC, 0.258%,due 04/30/15	7,700,000	1.3
15,500,000		Old Line Funding LLC, 0.264%,due 07/07/15	15,489,142	2.7
3,500,000	#	Thunder Bay Funding LLC, 0.202%,due 04/10/15	3,500,000	0.6
21,250,000	#	Thunder Bay Funding LLC, 0.275%,due 04/09/15	21,250,000	3.6
		Total Asset Backed Commercial Paper
		(Cost $117,164,781)	117,164,781	20.1

Certificates of Deposit: 18.7%
8,100,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.160%,due 04/01/15	8,100,000	1.4
5,050,000	#	Barton Capital LLC, 0.214%,due 04/15/15	5,050,000	0.9
1,250,000		Credit Suisse New York, 0.557%,due 05/15/15	1,250,260	0.2
3,250,000		Mizuho Bank Ltd./NY, 0.240%,due 05/04/15	3,250,149	0.6
11,900,000		Mizuho Bank Ltd./NY, 0.250%,due 04/07/15	11,900,228	2.0
9,850,000		Mizuho Bank Ltd./NY, 0.250%,due 05/20/15	9,850,870	1.7
16,250,000		Nordea Bank Finland NY, 0.214%,due 04/17/15	16,250,000	2.8
750,000		Nordea Bank Finland NY, 0.220%,due 04/16/15	750,031	0.1
11,900,000		Skandinav Enskilda Bank NY, 0.250%,due 04/01/15	11,900,000	2.0
9,000,000		Standard Chartered Bank NY, 0.260%,due 04/01/15	9,000,000	1.6
2,250,000		Sumitomo Mitsui Bank NY, 0.180%,due 06/02/15	2,250,000	0.4
17,100,000		Sumitomo Mitsui Trust NY, 0.240%,due 04/03/15	17,100,057	2.9
12,100,000		Toronto Dominion Bank NY, 0.115%,due 04/06/15	12,100,000	2.1
		Total Certificates of Deposit
		(Cost $108,751,595)	108,751,595	18.7

Commerical Paper: 14.4%
4,450,000		Australia and New Zealand Banking Group, 0.112%,due 04/20/15	4,449,742	0.8
4,600,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.193%,due 05/01/15	4,599,272	0.8
11,400,000		Barton Capital LLC, 0.183%,due 05/01/15	11,398,290	2.0
2,000,000		Cargill, Inc., 0.071%,due 04/01/15	2,000,000	0.3
11,250,000		Credit Suisse New York, 0.173%,due 04/13/15	11,249,362	1.9
7,850,000		Jupiter Securitization Company LLC, 0.183%,due 07/06/15	7,846,232	1.3
9,200,000		Jupiter Securitization Company LLC, 0.284%,due 09/24/15	9,187,406	1.6
9,250,000		Mitsubishi UFJ Trust and Banking NY, 0.254%,due 06/01/15	9,246,082	1.6
500,000		Nordea Bank AB, 0.203%,due 07/06/15	499,733	0.1
23,500,000		Societe Generale, 0.203%,due 05/01/15	23,496,083	4.0
		Total Commerical Paper
		(Cost $83,972,202)	83,972,202	14.4

Financial Company Commercial Paper: 4.2%
350,000		ANZ National Int'l Ltd., 0.213%,due 04/01/15	350,000	0.1
14,500,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 04/20/15	14,500,000	2.5
3,000,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.143%,due 04/01/15	3,000,000	0.5
6,750,000		Commonwealth Bank of Australia, 0.193%,due 04/07/15	6,749,786	1.1
		Total Financial Company Commercial Paper
		(Cost $24,599,786)	24,599,786	4.2

Government Agency Debt: 8.9%
1,000,000		Federal Home Loan Bank Discount Notes, 0.080%, 0.086%,due 04/13/15	999,972	0.2
6,000,000		Federal Home Loan Bank Discount Notes, 0.061%,due 05/05/15	5,999,660	1.0
3,500,000		Federal Home Loan Bank Discount Notes, 0.071%,due 04/29/15	3,499,809	0.6

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Debt: (continued)
5,300,000		Federal Home Loan Bank Discount Notes, 0.071%,due 05/21/15	$5,299,485	0.9
590,000		Federal Home Loan Bank Discount Notes, 0.091%,due 05/15/15	589,939	0.1
18,500,000		Federal Home Loan Bank Discount Notes, 0.098%,due 05/20/15	18,497,615	3.2
8,250,000		Freddie Mac Discount Notes, 0.051%,due 05/12/15	8,249,530	1.4
2,000,000		Freddie Mac Discount Notes, 0.061%,due 04/15/15	1,999,953	0.3
3,250,000		Freddie Mac Discount Notes, 0.061%,due 05/13/15	3,249,773	0.6
3,250,000		Freddie Mac Discount Notes, 0.117%,due 08/14/15	3,248,598	0.6
		Total Government Agency Debt
		(Cost $51,634,334)	51,634,334	8.9

Investment Companies: 8.6%
27,000,000		BlackRock Liquidity Funds, TempCash, Institutional, 0.083%,due 04/01/15	27,000,000	4.6
23,197,000		BlackRock Liquidity Funds, TempFund, Institutional, 0.073%,due 04/01/15	23,197,000	4.0
		Total Investment Companies
		(Cost $50,197,000)	50,197,000	8.6

Other Note: 16.5%
4,000,000		ANZ New Zealand Int'l/London, 1.129%,due 05/28/15	4,005,219	0.7
1,000,000	#	Fosse Master Issuer PLC, 0.274%,due 04/16/15	1,000,000	0.2
10,500,000		JPMorgan Chase Bank NA, 0.356%,due 04/22/15	10,500,000	1.8
15,250,000	#	Royal Bank of Canada, 0.408%,due 04/01/15	15,250,000	2.6
7,000,000	#	Royal Bank of Canada, 3.125%,due 04/14/15	7,007,312	1.2
12,000,000		Svenska Handelsbanken AB, 0.386%,due 04/07/15	12,000,000	2.1
3,000,000	#	Svenska Handelsbanken AB, 0.456%,due 04/04/15	3,000,000	0.5
11,350,000	#	Toronto-Dominion Bank, 2.200%,due 07/29/15	11,420,974	2.0
16,750,000		Wells Fargo Bank NA, 0.380%,due 06/24/15	16,750,000	2.9
14,750,000		Westpac Banking Corp, 0.533%,due 04/28/15	14,750,000	2.5
		Total Other Note
		(Cost $95,683,505)	95,683,505	16.5

Treasury Debt: 10.8%
3,250,000		United States Treasury Bill, 0.026%,due 06/25/15	3,249,804	0.6
16,500,000		United States Treasury Bill, 0.051%,due 04/30/15	16,499,359	2.8
8,250,000		United States Treasury Bill, 0.071%,due 07/23/15	8,248,187	1.4
33,250,000		United States Treasury Bill, 0.073%,due 08/27/15	33,240,192	5.7
1,750,000		United States Treasury Bill, 2.125%,due 12/31/15	1,774,555	0.3
		Total Treasury Debt
		(Cost $63,012,097)	63,012,097	10.8

		Total Investments in Securities (Cost $595,015,300)	$595,015,300	102.2
		Liabilities in Excess of Other Assets	(12,551,199)	(2.2)
		Net Assets	$582,464,101	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Government Agency Debt	$–	$51,634,334	$–	$51,634,334
Investment Companies	50,197,000	–	–	50,197,000
Treasury Debt	–	63,012,097	–	63,012,097
Other Note	–	95,683,505	–	95,683,505
Commerical Paper	–	83,972,202	–	83,972,202
Financial Company Commercial Paper	–	24,599,786	–	24,599,786
Asset Backed Commercial Paper	–	117,164,781	–	117,164,781
Certificates of Deposit	–	108,751,595	–	108,751,595
Total Investments, at fair value	$50,197,000	$544,818,300	$–	$595,015,300

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):      Voya Money Market Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2015